Property Plant and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Property plant and equipment	$ 5,172
Printers leased to clients [Member]
Statement Line Items [Line Items]
Additions		$ 1,328
NIS [Member]
Statement Line Items [Line Items]
Acquired property plant and equipment	869	1,013
Property plant and equipment	17,930	7,712
Intangible asset capitalized		852
Additions	12,557	5,030
NIS [Member] | Printers leased to clients [Member]
Statement Line Items [Line Items]
Property plant and equipment	903	1,279
Additions	$ 980	$ 1,328